DEBT - Summary of sale of the Senior Convertible Notes and Senior Note Warrants to related parties (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Conversion [Line Items]
Current portion of notes payable	$ 39,673,346	$ 25,874,146	$ 9,242,183
December 2025 YA Debenture
Debt Conversion [Line Items]
Notes Issued	24,096,501	25,255,308
2026 Brick Lane H&K Investment Note
Debt Conversion [Line Items]
Notes Issued	14,100,600
Lyocon Convertible Notes
Debt Conversion [Line Items]
Notes Issued	1,250,000
2025 Brick Lane Convertible Notes
Debt Conversion [Line Items]
Notes Issued	198,300	191,179
2025 Indigo Capital Convertible Notes
Debt Conversion [Line Items]
Notes Issued	17,400	51,059
2025 Diagonal Convertible Notes
Debt Conversion [Line Items]
Notes Issued		285,662
Agile Note
Debt Conversion [Line Items]
Notes Issued		8,140
2025 Bomore Convertible Notes
Debt Conversion [Line Items]
Notes Issued		48,169
2025 Torcross Convertible Note
Debt Conversion [Line Items]
Notes Issued		24,084
Liqueous Obligation
Debt Conversion [Line Items]
Notes Issued	$ 10,545	10,545	1,053,824
Indigo Capital Convertible Notes
Debt Conversion [Line Items]
Notes Issued		51,059
Brick Lane Convertible Notes
Debt Conversion [Line Items]
Notes Issued		191,179
Bomore Convertible Notes
Debt Conversion [Line Items]
Notes Issued		48,169
Torcross Convertible Note
Debt Conversion [Line Items]
Notes Issued		$ 24,084
Senior Convertible Notes Issued June 2023
Debt Conversion [Line Items]
Notes Issued			4,683,069
Junior Notes Issued November 2023
Debt Conversion [Line Items]
Notes Issued			2,369,122
August 2024 Convertible Notes
Debt Conversion [Line Items]
Notes Issued			537,375
Additional August 2024 Convertible Notes
Debt Conversion [Line Items]
Notes Issued			$ 687,315